UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Bruce W. Nordin, President

Whitebox Mutual Funds

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-253-6001

Date of fiscal year end: October 31

Date of reporting period: December 1, 2011 – October 31, 2012

Copies to:

Matthew L. Thompson, Esq.	Peter Fetzer, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Item 1.	Reports to Stockholders.

Whitebox Mutual Funds	Shareholder Letter
October 31, 2012 (Unaudited)

Dear Shareholders,

For fiscal year ending October 31, the Whitebox Tactical Opportunities Fund generated a positive return of 14.30% for the Investor Share Class (WBMAX), 14.40% for the Advisor Share Class (WBMRX) and 14.60% for the Institutional Share Class (WBMIX).

The objective of the Tactical Opportunities Fund is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management. The Fund uses a proprietary, multi-factor quantitative model to identify dislocations within and between equity and credit markets. The Fund purchases securities when we believe there is potential for high-level return and well-controlled risk.

Fiscal Year 2012 Review

At the beginning of 2012, we believed markets had conflated two different risks into a generalized sense of fear. Markets appeared to fear both a double-dip recession in the United States and that a European economic calamity would cause a 2008 style collapse of the U.S. financial system.

We strongly distinguished these two possibilities. We rejected the possibility European troubles would collapse the U.S financial system. We were agnostic on the possibility of a domestic double-dip recession. We believed the market’s conflation of financial market and recession risk created two attractive investment themes:

1.

In what we refer to as our Equity Cap Structure theme, we invested in blue-chip American equities with attractive characteristics such as strong free cash flow, fortress-like balance sheets, and healthy cash positions. We especially focused on the companies that also exhibited shareholder friendly behavior by returning capital to equity holders through buybacks and dividends. Over the course of the past year, the Equity Cap Structure theme moderately underperformed the market.

2.

Many U.S. financial firms were trading at significant discounts to book value. We attributed this to fears Europe would trigger a U.S. financial crisis, an event we believed unlikely given the government’s determination to avoid a repeat of 2008. We bought positions in the financial firms we found most compelling. Over the course of the past year, the financial theme significantly outperformed the market.

We also added the following sector theme in the first quarter:

3.

We invested in the airline industry believing that the industry’s new found price and capacity discipline, combined with contained labor costs would improve the prospects of an industry that the market has viewed skeptically for some time. Over the course of the past year our airline basket significantly outperformed the market.

In the second quarter of 2012, we added three more themes.

4.

We believed small cap stocks had become overpriced relative to large cap stocks. To express this view, we went long the S&P 500 against a portfolio of equity derivatives and short positions in individual small cap stocks. Our thesis has yet to be vindicated, resulting in this theme underperforming.

2	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Shareholder Letter
October 31, 2012 (Unaudited)

5.

Shortly following the collapse of natural gas prices to sub $2.00 we took equity positions in several exploration and production (E&P) companies with aggregate reserve exposure tilted to natural gas. We believed extremely low prices could not persist in either the short or long term. We believed that low gas prices were a product of a multi-year improvement in drilling technologies and lower heating demand due to a very warm winter. On a short term basis, we thought management teams would cut capital expenditures in the face of poor short term economics, thereby reducing supply. We also believed growing demand, for instance from truck fleet conversion and industrial expansion, would support prices longer term. By the end of our fiscal year our basket of E&P equities had outperformed the market.

6.

In the third quarter 2012 we shorted several carefully selected Real Estate Investment Trusts (REITs). REIT shares had been bid up by investors hungry for strong dividends secured by attractive assets. The REITs we shorted, however, appeared to us to have been priced into a lose-lose situation. If the economy expanded, causing interest rates to rise, REIT dividends would become relatively unattractive. Rental rates might even decline as renters became homeowners again. Alternatively, if the economy slumped, capacity and rents would likely decline. Through the end of our fiscal year, our short REIT positions slightly underperformed the market.

Finally, since inception we have held a large cash position generally amounting to between 15 and 30% of assets. Our cash position is both a hedge against volatility and a way of making sure we have dry powder at moments of extreme opportunity. As a tactical opportunities fund, we want to have cash on hand to buy into market weakness or other sudden, promising developments.

During early 2013 we expect to maintain varying degrees of exposure to most of these themes. We remain confident in our natural gas themes, believing energy users will continue to migrate to natural gas. We also have a long-term conviction in our airline themes. Finally, we expect to selectively add to our REIT shorts in the coming months.

We would like to thank you for your trust in us over the course of 2012. We chose the name Whitebox to highlight our culture of transparency and integrity. In the New Year we will aim to maintain your trust by diligently seeking to generate significant returns while striving to guard against commensurate risk.

Whitebox Mutual Funds wish you a prosperous New Year!

Sincerely,

Andrew Redleaf, CIO Whitebox Advisors, LLC

Bruce Nordin, President Whitebox Mutual Funds

Bruce Nordin is a Registered Representative of ALPS Distributors, Inc.

ALPS Distributors, Inc. is not affiliated with Whitebox Advisors LLC.

Annual Report | October 31, 2012	3

Whitebox Mutual Funds	Shareholder Letter
October 31, 2012 (Unaudited)

Glossary of Terms

Double-dip: or double-dip recession, when gross domestic product slides back to negative after a short-term period of positive growth.

Blue-chip: A nationally recognized well-established and financially sound company.

Book Value: The net asset value of a company, calculated by total assets minus intangible assets (patents, goodwill) and liabilities.

Large cap: Refers to companies with a market capitalization of more than $10 billion.

Small cap: Companies with a relatively small market capitalization, generally between $300 million and $2 billion.

Short: The sale of a borrowed security, commodity, or currency with the expectation that the asset will fall in value.

S&P 500: A capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy based on the changing aggregate market value of these 500 stocks. One cannot invest directly into an index.

Free Cash Flow: A measure of financial performance calculated as operating cash flow minus capital expenditures.

Barclays Capital U.S. Aggregate Bond Index: An unmanaged index of investment-grade fixed-rate debt issues with maturities of at least one year. One cannot invest directly in an index.

4	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Performance Update
October 31, 2012 (Unaudited)

Cumulative Total Returns (As of October 31, 2012)

	1 month	3 month	YTD	Since Inception*
Whitebox Tactical Opportunities Fund – Investor Class (NAV)	0.00%	5.25%	13.06%	14.30%
Whitebox Tactical Opportunities Fund – Investor Class (MOP)	-4.51%	0.53%	7.93%	9.17%
Whitebox Tactical Opportunities Fund – Advisor Class	0.09%	5.24%	13.16%	14.40%
Whitebox Tactical Opportunities Fund – Institutional Class	0.09%	5.23%	13.35%	14.60%
Benchmarks
S&P 500® Index	1.98%	2.38%	12.29%	13.46%
Barclays U.S. Aggregate Bond Index	0.20%	0.40%	4.20%	5.52%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Funds redeemed or exchanged within 60 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual’s return.

Call 855.296.2866 for current month-end performance.

*	Fund inception date of December 1, 2011.

Performance shown for the Investor Class at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 4.50%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

The Fund’s investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund’s Investor Shares, Advisor Shares and Institutional Shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses.

Annual Report | October 31, 2012	5

Whitebox Tactical Opportunities Fund	Performance Update
October 31, 2012 (Unaudited)

Growth of $10,000 (December 1, 2011* through October 31, 2012)

The chart represents historical performance of a hypothetical investment of $10,000 in the Investor share class, which included a sales charge, since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Fund inception date of December 1, 2011.

6	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Disclosure of Fund Expenses
October 31, 2012 (Unaudited)

As a shareholder of the Whitebox Tactical Opportunities Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees (the Fund imposes a 2.00% redemption fee on shares held for 60 calendar days or less after purchase); and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on May 1, 2012 and held until October 31, 2012.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expense Ratio(a)	Expenses Paid During Period May 1, 2012 - October 31, 2012
Investor Class
Actual*	$1,000.00	$1,035.30	2.05%	$10.49
Hypothetical	$1,000.00	$1,014.83	2.05%	$10.38

Advisor Class
Actual*	$1,000.00	$1,035.30	1.94%	$9.93
Hypothetical	$1,000.00	$1,015.38	1.94%	$9.83

Institutional Class
Actual*	$1,000.00	$1,036.20	1.78%	$9.11
Hypothetical	$1,000.00	$1,016.19	1.78%	$9.02

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

Annual Report | October 31, 2012	7

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

	Shares	Value
COMMON STOCKS (51.82%)
Basic Materials (1.34%)
Forest Products & Paper (0.66%)
Domtar Corp.	1,442	$114,999

Mining (0.68%)
Freeport-McMoRan Copper & Gold, Inc.	3,087	120,023

Total Basic Materials		235,022

Communications (3.37%)
Internet (0.97%)
IAC/InterActiveCorp(a)	1,032	49,897
Symantec Corp.(a)(b)	6,611	120,254

		170,151

Telecommunications (2.40%)
Cisco Systems, Inc.(a)	9,616	164,818
Corning, Inc.(a)	7,034	82,650
Rogers Communications, Inc., Class B	3,912	171,815

		419,283

Total Communications		589,434

Consumer, Cyclical (8.56%)
Airlines (2.34%)
Delta Air Lines, Inc.(b)	12,711	122,407
Hawaiian Holdings, Inc.(a)(b)	20,052	118,908
Republic Airways Holdings, Inc.(b)	11,498	53,696
United Continental Holdings, Inc.(a)(b)	5,980	114,876

		409,887

Entertainment (0.75%)
International Game Technology	10,175	130,647

Retail (5.47%)
Barnes & Noble, Inc.(b)	8,300	139,772
Best Buy Co., Inc.(a)	4,311	65,570
Big Lots, Inc.(b)	5,150	150,020
Brinker International, Inc.	5,136	158,189
Ezcorp, Inc., Class A(a)(b)	6,486	127,515
GameStop Corp., Class A	2,774	63,330

8	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

	Shares	Value
Consumer, Cyclical (continued)
The Pep Boys-Manny Moe & Jack	6,664	$66,573
Staples, Inc.(a)	16,255	187,176

		958,145

Total Consumer, Cyclical		1,498,679

Consumer, Non-cyclical (9.75%)
Agriculture (1.34%)
Lorillard, Inc.	2,015	233,760

Commercial Services (2.34%)
Green Dot Corp., Class A(b)	17,877	182,167
The Western Union Co.(a)	17,920	227,584

		409,751

Food (0.93%)
The JM Smucker Co.	1,902	162,887

Healthcare-Services (5.14%)
Humana, Inc.	2,987	221,845
UnitedHealth Group, Inc.	3,914	219,184
WellCare Health Plans, Inc.(b)	4,120	196,112
WellPoint, Inc.(a)	4,301	263,565

		900,706

Total Consumer, Non-cyclical		1,707,104

Energy (5.85%)
Oil & Gas (5.85%)
Bill Barrett Corp.(b)	7,472	171,183
Chesapeake Energy Corp.	4,522	91,616
EPL Oil & Gas, Inc.(a)(b)	9,866	213,500
EQT Corp.	2,347	142,299
Repsol SA, Sponsored ADR	6,328	127,193
SandRidge Energy, Inc.(b)	10,886	67,711
Stone Energy Corp.(b)	3,091	72,917
Ultra Petroleum Corp.(b)	6,013	137,156

		1,023,575

Total Energy		1,023,575

Annual Report | October 31, 2012	9

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

	Shares	Value
Financial (13.70%)
Banks (6.17%)
Bank of America Corp.(a)	22,788	$212,384
Barclays PLC, Sponsored ADR	10,061	148,903
Citigroup, Inc.(a)	5,280	197,419
The Goldman Sachs Group, Inc.(a)	1,782	218,099
JPMorgan Chase & Co.	1,904	79,359
Morgan Stanley(a)	12,893	224,080

		1,080,244

Diversified Financial Services (1.98%)
Ameriprise Financial, Inc.(a)	2,166	126,429
Ocwen Financial Corp.(b)	5,717	220,505

		346,934

Insurance (3.45%)
Berkshire Hathaway, Inc., Class B(a)(b)	1,249	107,851
eHealth, Inc.(b)	91	1,975
Hartford Financial Services Group, Inc.	3,048	66,172
MetLife, Inc.(a)	9,952	353,197
Prudential Financial, Inc.	1,308	74,621

		603,816

Private Equity (0.84%)
American Capital Ltd.(a)(b)	12,490	147,257

Real Estate (0.34%)
AV Homes, Inc.(a)(b)	3,996	58,741

Real Estate Investment Trusts (0.92%)
Two Harbors Investment Corp.	13,509	161,163

Total Financial		2,398,155

Industrial (3.64%)
Aerospace/Defense (1.27%)
B/E Aerospace, Inc.(b)	2,630	118,587
L-3 Communications Holdings, Inc.(a)	678	50,036
Lockheed Martin Corp.	568	53,205

		221,828

10	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

	Shares	Value
Industrial (continued)
Engineering & Construction (0.01%)
Engility Holdings, Inc.(a)(b)	112	$2,128

Machinery-Diversified (0.71%)
Cognex Corp.	3,430	125,058

Miscellaneous Manufacturing (0.63%)
Crane Co.	2,630	110,407

Packaging&Containers (1.02%)
Sealed Air Corp.	11,021	178,760

Total Industrial		638,181

Technology (5.61%)
Computers (0.31%)
CACI International, Inc., Class A(b)	1,058	53,355

Semiconductors (3.69%)
Applied Materials, Inc.(a)	8,869	94,011
Broadcom Corp., Class A	2,250	70,954
GT Advanced Technologies, Inc.(a)(b)	11,291	49,003
Marvell Technology Group Ltd.	12,005	94,719
QLogic Corp.(b)	17,947	168,343
QUALCOMM, Inc.(a)	2,892	169,399

		646,429

Software (1.61%)
BMC Software, Inc.(b)	1,605	65,324
Microsoft Corp.(a)	7,589	216,552

		281,876

Total Technology		981,660

TOTAL COMMON STOCKS (Cost $8,611,625)		9,071,810

Annual Report | October 31, 2012	11

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

			Shares	Value
EXCHANGE TRADED FUNDS (30.73%)
Equity Funds (30.73%)
Energy Select Sector SPDR® Fund			1,605	$115,367
Industrial Select Sector SPDR® Fund			9,622	351,107
SPDR® S&P 500® ETF Trust(a)			30,711	4,335,779
Technology Select Sector SPDR® Fund			20,000	577,400

				5,379,653

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,308,789)				5,379,653

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (1.14%)
Purchased Call Options (0.56%)
Exxon Mobil Corp.	04/20/2013	$100.00	100	6,600
General Electric Co.	03/16/2013	23.00	195	5,850
Intel Corp.	01/19/2013	27.00	50	50
iShares® Barclays 20+TSY	11/17/2012	125.00	100	9,500
iShares® Barclays 20+TSY	11/17/2012	121.00	51	15,708
Lowes Companies, Inc.	01/19/2013	30.00	100	31,500
Medtronic, Inc.	01/19/2013	39.00	20	6,600
SPDR® Industrial	01/19/2013	37.00	200	17,000
Western Union Co.	05/18/2013	14.00	100	5,500

Total Purchased Call Options				98,308

Purchased Put Options (0.58%)
CBOE® SPX® Volatility Index	01/16/2013	21.00	300	101,700

Total Purchased Put Options				101,700

TOTAL PURCHASED OPTIONS (Cost $173,705)				200,008

			Shares	Value
RIGHTS: 0.62%
Sanofi CVR,
Expires: 12/31/20(b)			59,657	108,576

TOTAL RIGHTS (Cost $80,598)				108,576

12	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (18.96%)
Money Market Fund (18.96%)
Wells Fargo Advantage 100% Treasury
Money Market Fund(a)	0.01000%	3,318,628	$3,318,628

TOTAL SHORT TERM INVESTMENTS (Cost $3,318,628)			3,318,628

TOTAL INVESTMENTS (103.27%) (Cost $17,493,345)			18,078,675

Liabilities in Excess of Other Assets (-3.27%)			(572,512)
NET ASSETS (100.00%)			$17,506,163

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and written options contracts aggregating a total market value of $4,892,669.
(b)	Non-income producing security.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCK (-13.01%)
Communications (-1.75%)
Internet (-1.75%)
Rackspace Hosting, Inc.	(2,061)	$(131,265)
Shutterfly, Inc.	(3,384)	(102,400)
Vitacost.com, Inc.	(11,072)	(70,861)

		(304,526)

Total Communications		(304,526)

Consumer, Cyclical (-1.71%)
Apparel (-0.85%)
K-Swiss, Inc., Class A	(29,223)	(66,628)
Skechers U.S.A., Inc., Class A	(4,922)	(81,705)

		(148,333)

Entertainment (-0.86%)
Vail Resorts, Inc.	(2,661)	(151,092)

Total Consumer, Cyclical		(299,425)

Annual Report | October 31, 2012	13

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Consumer, Non-cyclical (-0.89%)
Pharmaceuticals (-0.89%)
Neogen Corp.	(3,645)	$(155,969)

Total Consumer, Non-cyclical		(155,969)

Energy (-0.51%)
Oil & Gas (-0.51%)
InterOil Corp.	(1,382)	(89,111)

Total Energy		(89,111)

Financial (-7.50%)
Diversified Financial Services (-0.58%)
Financial Engines, Inc.	(4,245)	(101,922)

Insurance (-0.01%)
eHealth, Inc.	(91)	(1,975)

Real Estate (-0.58%)
The St. Joe Co.	(5,165)	(102,267)

Real Estate Investment Trusts (-6.33%)
EastGroup Properties, Inc.	(4,995)	(260,040)
Equity One, Inc.	(7,992)	(167,033)
Post Properties, Inc.	(5,217)	(254,642)
Public Storage	(1,887)	(261,595)
Regency Centers Corp.	(3,441)	(165,237)

		(1,108,547)

Total Financial		(1,314,711)

Industrial (-0.65%)
Building Materials (-0.65%)
Texas Industries, Inc.	(2,633)	(113,561)

Total Industrial		(113,561)

TOTAL COMMON STOCK (Proceeds $2,200,860)		(2,277,303)

14	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE TRADED FUNDS (-2.72%)
Equity Funds (-2.72%)
iShares® Russell 2000® Index Fund	(5,870)	$(476,879)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $472,206)		(476,879)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,673,066)		$(2,754,182)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN CALL OPTIONS
Amazon. Com, Inc.	11/02/2012	$235.00	10	$(1,430)
General Electric Co.	03/16/2013	21.00	65	(6,435)
iShares® Barclays 20+TSY	11/17/2012	125.00	202	(19,190)
iShares® Russell 2000® Index Fund	11/17/2012	76.00	49	(26,264)
SPDR® Financial	12/22/2012	16.00	200	(8,000)

TOTAL WRITTEN CALL OPTIONS (Premiums received $106,015)				(61,319)

WRITTEN PUT OPTIONS
Coach, Inc.	11/17/2012	50.00	35	(700)
Green Dot Corp.	11/17/2012	10.00	30	(2,100)
Intel Corp.	01/19/2013	24.00	50	(13,900)
Lowes Companies, Inc.	01/19/2013	26.00	60	(1,620)
Medtronic, Inc.	01/19/2013	34.00	20	(420)
Monster Beverage Co.	11/17/2012	37.50	60	(4,200)

TOTAL WRITTEN PUT OPTIONS (Premiums received $48,308)				(22,940)

TOTAL WRITTEN OPTIONS (Premiums received $154,323)				$(84,259)

Annual Report | October 31, 2012	15

Whitebox Tactical Opportunities Fund	Schedule of Investments
October 31, 2012

Common Abbreviations:

ADR - American Depository Receipt.

CBOE - Chicago Board Options Exchange.

CVR - Contingent Value Rights.

ETF - Exchange Traded Fund.

Ltd. - Limited.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

    This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depositary Receipt.

SPX - S&P 500® Index.

Sector Allocation Chart as of October 31, 2012 (% of Net Assets)

                    (Cash and Cash equivalents not included)

See Notes to Financial Statements.
16	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Statement of Assets and Liabilities
October 31, 2012

ASSETS:

Investments, at value (cost - $17,493,345)	$18,078,675
Cash	6,751
Deposit with broker for securities sold short and written options contracts	2,606,493
Receivable for investments sold	19,001
Receivable for shares sold	45,126
Receivable due from advisor	45,090
Interest and dividends receivable	1,827
Prepaid assets	14,121

Total Assets	20,817,084

LIABILITIES:

Securities sold short (proceeds $2,673,066)	2,754,182
Written options, at value (premiums received $154,323)	84,259
Payable for investments purchased	346,455
Payable for shares redeemed	25,581
Payable for distribution and service fees	2,509
Accrued expenses and other liabilities	97,935

Total Liabilities	3,310,921

NET ASSETS	$17,506,163

NET ASSETS CONSIST OF:

Paid-in capital	$16,776,977
Accumulated net investment income	1,856
Accumulated net realized gain on investments, securities sold short and written options	153,052
Net unrealized appreciation on investments, securities sold short and written options	574,278

NET ASSETS	$17,506,163

    See Notes to Financial Statements.

Annual Report | October 31, 2012	17

Whitebox Tactical Opportunities Fund	Statement of Assets and Liabilities (continued)
October 31, 2012

PRICING OF SHARES
Investor Class: (a)
Net Asset Value, offering and redemption price per share	$11.43
Net Assets	$4,031,308
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	352,738
Maximum offering price per share (NAV/0.9550, based on maximum sales charge of 4.50% of the offering price)	$11.97
Advisor Class:
Net Asset Value, offering and redemption price per share	$11.44
Net Assets	$8,021,981
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	701,421
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.46
Net Assets	$5,452,874
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	475,919

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s Prospectus.

  See Notes to Financial Statements.

18	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Statement of Operations
From December 1, 2011 (Inception) through October 31, 2012

INVESTMENT INCOME:
Dividends	$103,723
Foreign taxes withheld	(764)

Total Investment Income	102,959

EXPENSES:
Investment advisory fee	67,947
Administration fee	155,466
Distribution and service fees
Investor Class	5,996
Advisor Class	6,049
Custodian fee	18,407
Legal and audit fees	61,952
Transfer agent fee	50,682
Trustees’ fees and expenses	67,500
Dividend expense on securities sold short	12,101
Interest expense	9,766
Insurance expense	17,406
Offering cost expense	112,964
Other expenses	20,105

Total expenses	606,341

Less fees waived/reimbursed by investment advisor
Investor Class	(197,550)
Advisor Class	(129,539)
Institutional Class	(153,610)

Total Net Expenses	125,642

NET INVESTMENT LOSS:	(22,683)

Net realized gain on investments	63,351
Net realized gain on written options	91,236
Net change in unrealized appreciation on investments	585,330
Net change in unrealized depreciation on securities sold short	(81,116)
Net change in unrealized appreciation on written options	70,064

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT AND WRITTEN OPTIONS	728,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$706,182

    See Notes to Financial Statements.

Annual Report | October 31, 2012	19

Whitebox Tactical Opportunities Fund	Statement of Changes in Net Assets

For the Period December 1, 2011 (Inception) to October 31, 2012
OPERATIONS:
Net investment loss	$(22,683)
Net realized gain on investments and written options	154,587
Net change in unrealized appreciation on investments, securities sold short and written options	574,278

Net increase in net assets resulting from operations	706,182

CAPITAL SHARE TRANSACTIONS (NOTE 8):
Investor Class
Shares sold	3,851,833
Shares redeemed, net of redemption fees	(92,849)

Net increase from share transactions	3,758,984

Advisor Class
Shares sold	9,597,212
Shares redeemed, net of redemption fees	(1,781,298)

Net increase from share transactions	7,815,914

Institutional Class
Shares sold	5,314,769
Shares redeemed, net of redemption fees	(189,686)

Net increase from share transactions	5,125,083

Net increase in net assets	17,406,163

NET ASSETS:
Beginning of period	100,000

End of period (including accumulated net investment income of $1,856)	$17,506,163

  See Notes to Financial Statements.

20	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Financial Highlights
Investor Class

For a share outstanding throughout the period presented.

	For the Period December 1, 2011 (Inception) to October 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.03)
Net realized and unrealized gain on investments	1.46

Total from Investment Operations	1.43

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(b)

NET INCREASE IN NET ASSET VALUE	1.43

NET ASSET VALUE, END OF PERIOD	$11.43

TOTAL RETURN	14.30%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$4,031

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	10.16%	(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.92%	(e)
Ratio of net investment loss to average net assets	(0.34)%	(e)

PORTFOLIO TURNOVER RATE	74%	(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Dividend expense on securities sold short and interest expense totaled 0.32% (annualized) of average net assets for the period ended October 31, 2012.
(e)	Annualized.

    See Notes to Financial Statements.

Annual Report | October 31, 2012	21

Whitebox Tactical Opportunities Fund	Financial Highlights
Advisor Class

For a share outstanding throughout the period presented.

	For the Period December 1, 2011 (Inception) to October 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.05)
Net realized and unrealized gain on investments	1.49

Total from Investment Operations	1.44

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(b)

NET INCREASE IN NET ASSET VALUE	1.44

NET ASSET VALUE, END OF PERIOD	$11.44

TOTAL RETURN	14.40%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$8,022

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	7.28%	(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.92%	(e)
Ratio of net investment loss to average net assets	(0.46)%	(e)

PORTFOLIO TURNOVER RATE	74%	(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Dividend expense on securities sold short and interest expense totaled 0.32% (annualized) of average net assets for the period ended October 31, 2012.
(e)	Annualized.

See Notes to Financial Statements.
22	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Financial Highlights
Institutional Class

For a share outstanding throughout the period presented.

	For the Period December 1, 2011 (Inception) to October 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.02)
Net realized and unrealized gain on investments	1.48

Total from Investment Operations	1.46

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(b)

NET INCREASE IN NET ASSET VALUE	1.46

NET ASSET VALUE, END OF PERIOD	$11.46

TOTAL RETURN	14.60%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,453

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	9.44%	(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.67%	(e)
Ratio of net investment loss to average net assets	(0.17)%	(e)

PORTFOLIO TURNOVER RATE	74%	(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Dividend expense on securities sold short and interest expense totaled 0.32% (annualized) of average net assets for the period ended October 31, 2012.
(e)	Annualized.

See Notes to Financial Statements.
Annual Report | October 31, 2012	23

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund (the “Fund”). The Fund commenced operations on December 1, 2011. The investment objective of the Fund is to provide investors with a high level of total investment return, consistent with prudent investment management. The Fund is classified as non-diversified as defined in the 1940 Act.

The Fund is authorized to issue its shares in three share classes; Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of financial statements in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the financial statements during the reporting period. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a)

Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by Whitebox Advisors, LLC (the “Advisor”) pursuant to procedures established under the general supervision and responsibility of the Trust’s Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These foreign equity securities are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Advisor. The Board of Trustees may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but

24	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)

The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 60 days of purchase.

(c)

The Fund’s policy is to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable income, as well as net realized gains from the sale of investment securities to shareholders. The Fund accordingly pays no Federal income taxes, and no Federal income tax provision is recorded.

As of and during the period ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Minnesota.

(d)

For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Expenses that are specific to a class of share are charged directly to that share class. Common expenses are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

(e)

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of October 31, 2012, the Funds did not hold any restricted securities.

Annual Report | October 31, 2012	25

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable in puts are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

Level 3 -

Significant unobservable prices or inputs (including the Board of Trustees’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012:

Whitebox Tactical Opportunities

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$9,071,810	$–	$–	$9,071,810
Exchange Traded Funds	5,379,653	–	–	5,379,653
Purchased Options	200,008	–	–	200,008
Rights	108,576	–	–	108,576
Short Term Investments	3,318,628	–	–	3,318,628
Total	$18,078,675	$–	$–	$18,078,675

Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks(a)	$(2,277,303)	$–	$–	$(2,277,303)
Exchange Traded Funds	(476,879)	–	–	(476,879)
Written Options	(84,259)	–	–	(84,259)
Total	$(2,838,441)	$–	$–	$(2,838,441)

(a) For detailed descriptions of industries, see the accompanying Statement of Investments.

26	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 during the period ended October 31, 2012. For the period ended October 31, 2012, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

4. DERIVATIVE INSTRUMENTS

The Fund may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Market Risk Factors: In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency

Annual Report | October 31, 2012	27

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of the Fund’s total return. The Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund if the other party to the contract defaults.

The Fund’s use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Written option activity for the period ended October 31, 2012 was as follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, December 1, 2011(1)	–	$–	–	$–
Positions opened	969	202,892	1,063	$93,589
Exercised	(74)	(4,238)	–	–
Expired	(187)	(48,366)	(808)	(45,281)
Closed	(182)	(44,273)	–	–
Split	–	–	–	–
Outstanding, October 31, 2012	526	$106,015	255	$48,308

Market Value, October 31, 2012		$(61,319)		$(22,940)

(1) The Fund’s inception date was December 1, 2011.

The number of options contracts held at October 31, 2012 is representative of options activity during the period ended October 31, 2012.

The effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts	Investments, at
(Purchased Options)	value	$ 200,008	N/A	N/A
Equity Contracts			Written options,
(Written Options)	N/A	N/A	at value	$84,259
		$200,008		$84,259

28	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

The effect of derivatives instruments on the Statement of Operations for the period ended October 31, 2012:

Derivatives Not Accounted for as Hedging Instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain on investments/Net change in unrealized appreciation on investments	$(145,826)	$26,303
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation on written options	91,236	70,064
		$(54,590)	$96,367

5. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with Whitebox Advisors, LLC (the “Adviser”), with whom certain officers and one trustee of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Fund has entered into a Fee Waiver and Expense Limitation Agreement with the Adviser whereby the Adviser has agreed to waive, through October 31, 2013, its management fee and/or reimburse the Fund’s other expenses (exclusive of dividend expense and other extraordinary expenses), to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.60% of the average daily net assets attributable to the Fund’s Investor Shares and Advisor Shares and 1.35% of the average daily net assets attributable to the Fund’s Institutional Shares. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

As of October 31, 2012, the Adviser may in the future recoup the amounts as follows:

Fund	Expires October 31, 2015
Whitebox Tactical Opportunities	$480,699

ALPS Fund Services, Inc. will act as the Fund’s administrator, accountant, and transfer agent. ALPS Distributors, Inc., an affiliate of ALPS Fund Services, Inc., will provide distribution services for the Fund. Fees for administration, accounting and distribution services are 0.05% on the first $500 million of managed assets in the Trust, 0.025% on the next $500 million of managed assets and 0.015% on managed assets in excess of $1 billion, subject to an annual minimum fee of $151,418

Annual Report | October 31, 2012	29

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

during the initial year of service. Fees for transfer agent services include annual open account fees of $7 or $9 per account (depending on the type of account), and are likewise subject to an annual minimum fee of $25,000. In addition to the fees described, there are various additional out-of-pocket expenses that are paid for these services provided to the Fund.

The Fund’s Investor Shares are assessed a front-end sales charge for investments of up to $1 million, and a contingent deferred sales charge for investments of $1 million or more. Neither the Fund’s Advisor Shares nor Institutional Shares bear any front-end or contingent deferred sales charges. The Fund’s Investor Shares and Advisor Shares bear Rule 12b-1 shareholder servicing fees of 0.25% per annum on the average daily net assets attributed to each such class of Shares. The Institutional Shares are not subject to any sales charges or Rule 12b-1 fees. As distributor of the Fund’s shares, ALPS Distributors, Inc. receives all front-end and contingent deferred sales charges and Rule 12b-1 fees, and retains the portion of such charges and fees not passed through to broker-dealers and other financial intermediaries involved in selling Fund shares and servicing Fund shareholders.

The Fund has entered into an agreement with a third-party custodian to provide custody services to the Fund. The Fund will pay the custodian a fee of 0.0075% of the Fund’s first $500 million of average daily net assets and 0.005% on the next $500 million of average daily net assets, plus daily transaction fees and out-of-pocket expenses, subject to an annual minimum fee of $20,000.

6. FEDERAL INCOME TAX AND TAX BASIS INFORMATION

Components of Distributable Earnings on a Tax Basis: At October 31, 2012, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in the treatment of organizational costs and dividend expense on securities sold short. The reclassifications were as follows:

Fund	Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Whitebox Tactical Opportunities Fund	$24,539	$(1,535)	$(23,004)

As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains	Net Unrealized Appreciation	Other Cumulative Effect of Timing Differences	Total
Whitebox Tactical Opportunities Fund	$266,492	$40,540	$551,744	$(129,590)	$729,186

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. These differences were primarily due to the differing tax treatment of wash sales and certain investments.

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at October 31, 2012, are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax inclusion of constructive sale gains.

30	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

Fund	Tax Cost of Investments	Gross Unrealized Appreciation of Investments	Gross Unrealized Depreciation of Investments	Net Depreciation of Foreign Currency and Derivatives	Net Tax Unrealized Appreciation
Whitebox Tactical Opportunities Fund	$17,515,879	$1,078,654	$(515,858)	$(11,052)	$551,744

Tax Distributions: The Fund did not make any distributions for the period ended October 31, 2012.

7. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended October 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Whitebox Tactical Opportunities	$18,013,081	$4,271,080

8. CAPITAL SHARE TRANSACTIONS

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the period ended October 31, 2012, the amounts listed below were retained by the Fund.

Fund	Redemption Fee Retained
Whitebox Tactical Opportunities Fund - Investor Class	$ 195
Whitebox Tactical Opportunities Fund - Advisor Class	982
Whitebox Tactical Opportunities Fund - Institutional Class	145

Transactions in shares of capital stock for the period ended October 31, 2012 were as follows:

For the Period December 1, 2011 (Inception) to October 31, 2012
Investor Class
Shares sold	360,936
Shares redeemed	(8,198)

Net increase in shares outstanding	352,738

Advisor Class
Shares sold	859,650
Shares redeemed	(158,229)

Net increase in shares outstanding	701,421

Institutional Class
Shares sold	482,530
Shares redeemed	(16,611)

Net increase in shares outstanding	465,919

Annual Report | October 31, 2012	31

Whitebox Mutual Funds	Notes to Financial Statements
October 31, 2012

9. TRUSTEE AND OFFICERS FEES

The Independent Trustees of the Trust receive an annual fee in the amount of $15,000 and an additional $2,500 for attending each regularly scheduled Board or combined Board and Audit Committee meeting. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. No Interested Trustee, officer or employee of the Adviser or any of its affiliates receives any compensation from the Trust or the Fund for serving as an Interested Trustee, officer or employee of the Trust or the Fund.

10 . NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under U.S GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting arrangements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

11 . CONTINGENCIES AND COMMITMENTS

Pursuant to the Fund’s Declaration of Trust, Investment Advisory Agreement and Distribution Agreement, officers, trustees, employees and agents of the Fund will not be liable to the Fund, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Fund, subject to the same exceptions. The Fund has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Fund against the cost of indemnification payments to officers under certain circumstances.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

32	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Report of Independent Registered Public Accounting Firm
October 31, 2012

The Board of Trustees and Shareholders of

The Whitebox Tactical Opportunities Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Whitebox Tactical Opportunities Fund (the Fund) (one of the portfolios constituting the Whitebox Mutual Funds) as of October 31, 2012, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 1, 2011 (Inception) through October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Whitebox Tactical Opportunities Fund of the Whitebox Mutual Funds at October 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 1, 2011 (Inception) through October 31, 2012, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

December 21, 2012

Annual Report | October 31, 2012	33

Whitebox Mutual Funds	Additional Information
October 31, 2012

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–855–296–2866 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Fund’s Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Fund’s form N–Q by calling the Fund at 1-855-296-2866. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–SEC–0330, (1–800–732–0330).

34	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Trustees & Officers
October 31, 2012

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by each Trustee. During the past five years none of the Independent Trustees has served as a director of a public company or mutual fund.

INDEPENDENT TRUSTEES

Name, Address* and Age	Length of Time Served	Position with Trust	Principal Occupation During The Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee**
Lee Liberman Otis c/o Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 56	Since June 2011	Trustee	Since 2007, Senior Vice President and Director, Faculty Division of The Federalist Society. From 2005 to 2007, Associate Deputy Attorney General of U.S. Department of Justice.	1
Joseph M. Barsky III c/o Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 63	Since June 2011	Trustee	Since 2003, Program Director of Carlson School of Management University of Minnesota.	1
Timothy J. Healy c/o Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 47	Since June 2011	Trustee	Since 2004, President and Owner of Team Spine (a distributor of medical equipment).	1

Annual Report | October 31, 2012	35

Whitebox Mutual Funds	Trustees & Officers
October 31, 2012

INTERESTED TRUSTEE

Name, Address* and Age	Length of Time Served	Position with Trust	Principal Occupation During The Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee**

Mark M. Strefling Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 43	Since June 2011	Chairman; Trustee	Chief Compliance Officer and Secretary of the Adviser as of 2012; General Counsel and Chief Legal Officer of the Adviser since February 2008; Partner of Faegre & Benson LLP, legal counsel to the Adviser and the Trust, since 1999.	1

OFFICERS
Name, Address* and Age	Length of Time Served	Position with Trust	Principal Occupation During The Past Five Years

Bruce W. Nordin 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 57	Indefinite term; served since 2012	President	Managing Director of special situations and workouts of the Adviser since 2005.

Clint B. Semm 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 47	Indefinite term; served since Trust’s inception (2011)	Treasurer	Chief Financial Officer of the Adviser as of 2012. Controller for the Adviser 2001-2012.

Matthew L. Thompson 90 South Seventh Street Suite 2200 Minneapolis, MN 55402 Age: 55	Indefinite term; served since Trust’s inception (2011)	Assistant Secretary	Partner of Faegre & Benson LLP, legal counsel to the Adviser and the Trust, since 1995.

*	All communications to Trustees and Officers may be directed to Mark M. Strefling, Trustee and Chairman, Whitebox Mutual Funds, 3033 Excelsior Boulevard, Suite 300, Minneapolis, MN 55416.
**	The Fund Complex for all Trustees consists of Whitebox Tactical Opportunities Fund, the only registered investment company for which the Adviser provides investment advisory services.

Additional information about members of the Board of Trustees & Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-855-296-2866.

36	www.whiteboxmutualfunds.com

WHITEBOX

Mutual Funds

Must be accompanied or preceded by a prospectus.
Whitebox Mutual Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Mr. Joseph M. Barsky as the Trust’s “audit committee financial expert,” as defined in Form N-CSR under the 1940 Act, based on the Board’s review of his qualifications.

Mr. Barsky is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees: For the Registrant’s fiscal year ended October 31, 2012, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements was $19,800.

(b)

Audit-Related Fees: For the Registrant’s fiscal year ended October 31, 2012, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s annual financial statements and are not reported under paragraph a of this Item was $9,250.

(c)

Tax Fees: For the Registrant’s fiscal year ended October 31, 2012, aggregate fees of $4,600, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The fiscal year 2012 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

Aggregate fees of $496,424 and $442,677 for the fiscal years ended October 31, 2011 and October 31, 2012, respectively were billed for tax services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant. The tax fees were for services for tax return preparation and tax compliance services.

(d)

All Other Fees: For the Registrant’s fiscal year ended October 31, 2012, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal year ended October 31, 2012 was $13,850.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	January 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President (Principal Executive Officer)

Date:	January 7, 2013

By:	/s/ Clint B. Semm
Clint B. Semm
Treasurer

Date:	January 7, 2013